Significant Accounting Policies - Escrowed Cash Receivable (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Aug. 14, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Initial gross proceeds	$ 25,000,000	$ 0	$ 25,000,000	$ 0
Escrowed cash receivable	$ 3,750,803		$ 3,750,803		$ 3,750,000	$ 0